GENERAL (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended			11 Months Ended
	Sep. 20, 2022	Jun. 19, 2022	Feb. 23, 2022	Dec. 23, 2022	Dec. 31, 2022	Jul. 25, 2022
Disclosure Of General Information [Line Items]
Maximum amount for share buyback program	$ 20,000		$ 75,000	$ 75,000
Amount of shares repurchase program	20,000
Total consideration						$ 211,770
Number of repurchase of ordinary shares					16,906,795
Amount of repurchase of ordinary shares	$ 86,300				$ 86,300
Unruly Media Pte Ltd
Disclosure Of General Information [Line Items]
Proportion of ownership interest in subsidiary		2.439%
Value of consideration for investment in shares		$ 25
Amobee Group Pte Ltd
Disclosure Of General Information [Line Items]
Total consideration						211,800
Term loan amount of acquisition						90,000
Revolving credit facility						90,000
Credit facility withdrawn amount						$ 10,000